GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin  53202
Phone (414) 273-3500   Fax (414) 273-5198
www.gklaw.com

July 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Cortina Funds, Inc.

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Cortina Funds, Inc. (the “Company”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“Investment Company Act”), we hereby file Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-1A.  Please note that concurrently with this filing, we are filing Amendment No. 1 to the Company’s Notification of Registration on Form N-8A.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Lori K. Hoch
Carol A. Gehl

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY & APPLETON, WI; AND WASHINGTON, DC

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